PORTFOLIO OF INVESTMENTS – as of April 30, 2021 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks – 29.1% of Net Assets
	Aerospace & Defense – 0.5%
7	Axon Enterprise, Inc.(a)	$1,061
53	Boeing Co. (The)(a)	12,418
21	General Dynamics Corp.	3,995
2	L3Harris Technologies, Inc.	418
11	Moog, Inc., Class A	952
27	Raytheon Technologies Corp.	2,248

		21,092

	Air Freight & Logistics – 0.3%
90	Expeditors International of Washington, Inc.	9,887
14	United Parcel Service, Inc., Class B	2,854

		12,741

	Airlines – 0.1%
5	Alaska Air Group, Inc.(a)	346
29	Delta Air Lines, Inc.(a)	1,360
122	JetBlue Airways Corp.(a)	2,484

		4,190

	Auto Components – 0.1%
3	Aptiv PLC(a)	432
6	BorgWarner, Inc.	291
82	Dana, Inc.	2,075
10	Visteon Corp.(a)	1,218

		4,016

	Automobiles – 0.2%
133	General Motors Co.(a)	7,610
11	Thor Industries, Inc.	1,558

		9,168

	Banks – 1.6%
31	Ameris Bancorp	1,677
57	BancorpSouth Bank	1,687
271	Bank of America Corp.	10,984
134	Citigroup, Inc.	9,546
49	Citizens Financial Group, Inc.	2,268
3	Comerica, Inc.	225
27	Cullen/Frost Bankers, Inc.	3,242
20	Fifth Third Bancorp	811
100	Fulton Financial Corp.	1,705
32	Huntington Bancshares, Inc.	490
50	International Bancshares Corp.	2,369
70	KeyCorp	1,523
12	M&T Bank Corp.	1,892
78	People’s United Financial, Inc.	1,414
27	PNC Financial Services Group, Inc. (The)	5,048
82	Regions Financial Corp.	1,788

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
46	TCF Financial Corp.	$2,094
24	Texas Capital Bancshares, Inc.(a)	1,647
88	Truist Financial Corp.	5,219
78	Trustmark Corp.	2,528
41	U.S. Bancorp	2,433
46	Webster Financial Corp.	2,434
136	Wells Fargo & Co.	6,127
20	Wintrust Financial Corp.	1,542

		70,693

	Beverages – 0.8%
70	Coca-Cola Co. (The)	3,779
29	Constellation Brands, Inc., Class A	6,969
215	Keurig Dr Pepper, Inc.	7,708
141	Monster Beverage Corp.(a)	13,684
25	PepsiCo, Inc.	3,604

		35,744

	Biotechnology – 0.6%
16	AbbVie, Inc.	1,784
15	Amgen, Inc.	3,594
5	Biogen, Inc.(a)	1,337
38	BioMarin Pharmaceutical, Inc.(a)	2,961
11	Gilead Sciences, Inc.	698
7	Ligand Pharmaceuticals, Inc.(a)	1,021
29	Regeneron Pharmaceuticals, Inc.(a)	13,958

		25,353

	Building Products – 0.2%
12	Carrier Global Corp.	523
11	Johnson Controls International PLC	686
7	Lennox International, Inc.	2,347
24	Owens Corning	2,323
16	Trex Co., Inc.(a)	1,728

		7,607

	Capital Markets – 1.9%
4	Ameriprise Financial, Inc.	1,034
228	Bank of New York Mellon Corp. (The)	11,373
3	BlackRock, Inc.	2,458
137	Charles Schwab Corp. (The)	9,645
6	CME Group, Inc.	1,212
19	FactSet Research Systems, Inc.	6,388
29	Franklin Resources, Inc.	870
21	Goldman Sachs Group, Inc. (The)	7,317
11	Intercontinental Exchange, Inc.	1,295
13	Invesco Ltd.	351
40	Janus Henderson Group PLC	1,376
64	KKR & Co., Inc.	3,621
10	Moody’s Corp.	3,267
9	Morgan Stanley	743

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
11	MSCI, Inc.	$5,343
43	Northern Trust Corp.	4,893
13	S&P Global, Inc.	5,075
77	SEI Investments Co.	4,731
146	State Street Corp.	12,257
2	T. Rowe Price Group, Inc.	358
9	Virtus Investment Partners, Inc.	2,461

		86,068

	Chemicals – 0.3%
3	Air Products & Chemicals, Inc.	865
9	DuPont de Nemours, Inc.	694
3	Ecolab, Inc.	672
21	HB Fuller Co.	1,403
15	Innospec, Inc.	1,461
17	Linde PLC	4,859
18	Minerals Technologies, Inc.	1,407
3	PPG Industries, Inc.	514
3	Sherwin-Williams Co. (The)	822
10	Stepan Co.	1,307

		14,004

	Commercial Services & Supplies – 0.1%
18	Healthcare Services Group, Inc.	539
10	MSA Safety, Inc.	1,607
3	Republic Services, Inc.	319
16	Tetra Tech, Inc.	2,042
6	Waste Management, Inc.	828

		5,335

	Communications Equipment – 0.3%
11	Arista Networks, Inc.(a)	3,467
27	Ciena Corp.(a)	1,363
151	Cisco Systems, Inc.	7,687
3	F5 Networks, Inc.(a)	560
15	Lumentum Holdings, Inc.(a)	1,276

		14,353

	Construction & Engineering – 0.1%
48	AECOM(a)	3,189

	Consumer Finance – 0.8%
260	Ally Financial, Inc.	13,377
56	American Express Co.	8,588
81	Capital One Financial Corp.	12,076
15	Green Dot Corp., Class A(a)	686
12	PROG Holdings, Inc.	611

		35,338

	Containers & Packaging – 0.1%
21	Ball Corp.	1,966

Shares	Description	Value (†)
Common Stocks – continued
	Containers & Packaging – continued
16	International Paper Co.	$928
75	O-I Glass, Inc.(a)	1,237

		4,131

	Distributors – 0.0%
13	Genuine Parts Co.	1,625

	Diversified Telecommunication Services – 0.2%
68	AT&T, Inc.	2,136
375	Lumen Technologies, Inc.	4,811

		6,947

	Electric Utilities – 0.4%
43	American Electric Power Co., Inc.	3,815
69	Edison International	4,102
11	Eversource Energy	948
15	IDACORP, Inc.	1,537
64	NextEra Energy, Inc.	4,961
17	PPL Corp.	495

		15,858

	Electrical Equipment – 0.2%
5	Acuity Brands, Inc.	928
116	Ballard Power Systems, Inc.(a)	2,537
15	Eaton Corp. PLC	2,144
9	Hubbell, Inc.	1,728
10	Rockwell Automation, Inc.	2,642
16	Sunrun, Inc.(a)	784

		10,763

	Electronic Equipment, Instruments & Components – 0.4%
8	Amphenol Corp., Class A	539
28	Avnet, Inc.	1,230
27	Cognex Corp.	2,325
6	Coherent, Inc.(a)	1,560
15	Corning, Inc.	663
42	Itron, Inc.(a)	3,778
5	Littelfuse, Inc.	1,326
5	Rogers Corp.(a)	979
40	TE Connectivity Ltd.	5,379
51	Vishay Intertechnology, Inc.	1,253

		19,032

	Energy Equipment & Services – 0.2%
217	Archrock, Inc.	2,027
47	Baker Hughes Co.	944
35	NOV, Inc.(a)	523
189	Schlumberger NV	5,112

		8,606

	Entertainment – 0.6%
12	Activision Blizzard, Inc.	1,094

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – continued
29	Cinemark Holdings, Inc.(a)	$615
22	Electronic Arts, Inc.	3,126
13	Netflix, Inc.(a)	6,675
89	Walt Disney Co. (The)(a)	16,556

		28,066

	Food & Staples Retailing – 0.1%
22	BJ’s Wholesale Club Holdings, Inc.(a)	983
1	Costco Wholesale Corp.	372
24	Kroger Co. (The)	877
69	SpartanNash Co.	1,336
5	Sysco Corp.	424
21	Walgreens Boots Alliance, Inc.	1,115

		5,107

	Food Products – 0.2%
24	Campbell Soup Co.	1,146
8	Conagra Brands, Inc.	297
27	Darling Ingredients, Inc.(a)	1,875
18	General Mills, Inc.	1,096
29	Hain Celestial Group, Inc. (The)(a)	1,189
24	Hormel Foods Corp.	1,109
15	Ingredion, Inc.	1,401
4	J.M. Smucker Co. (The)	524
11	Kellogg Co.	687
4	McCormick & Co., Inc.	361

		9,685

	Gas Utilities – 0.1%
28	New Jersey Resources Corp.	1,175
16	ONE Gas, Inc.	1,287
31	South Jersey Industries, Inc.	767
36	UGI Corp.	1,574

		4,803

	Health Care Equipment & Supplies – 0.5%
17	Abbott Laboratories	2,041
3	Baxter International, Inc.	257
2	Becton Dickinson & Co.	498
17	Boston Scientific Corp.(a)	741
2	Cooper Cos., Inc. (The)	822
5	Danaher Corp.	1,270
6	DENTSPLY SIRONA, Inc.	405
18	Edwards Lifesciences Corp.(a)	1,719
15	Globus Medical, Inc., Class A(a)	1,077
8	Haemonetics Corp.(a)	538
15	Hill-Rom Holdings, Inc.	1,653
8	Hologic, Inc.(a)	524
5	Intuitive Surgical, Inc.(a)	4,325
14	Medtronic PLC	1,833
35	Meridian Bioscience, Inc.(a)	685

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
11	Merit Medical Systems, Inc.(a)	$700
7	Penumbra, Inc.(a)	2,142
5	Quidel Corp.(a)	524
2	STERIS PLC	422
4	Stryker Corp.	1,051

		23,227

	Health Care Providers & Services – 1.0%
5	Amedisys, Inc.(a)	1,349
7	Anthem, Inc.	2,656
47	Centene Corp.(a)	2,902
3	Chemed Corp.	1,430
10	Cigna Corp.	2,490
60	CVS Health Corp.	4,584
13	Encompass Health Corp.	1,103
49	HCA Healthcare, Inc.	9,852
12	Henry Schein, Inc.(a)	870
19	Humana, Inc.	8,459
7	Laboratory Corp. of America Holdings(a)	1,861
59	MEDNAX, Inc.(a)	1,553
29	Patterson Cos., Inc.	932
12	Quest Diagnostics, Inc.	1,583
8	UnitedHealth Group, Inc.	3,190

		44,814

	Health Care Technology – 0.1%
54	Allscripts Healthcare Solutions, Inc.(a)	840
72	Cerner Corp.	5,404

		6,244

	Hotels, Restaurants & Leisure – 1.0%
3	Booking Holdings, Inc.(a)	7,398
1	Chipotle Mexican Grill, Inc.(a)	1,492
13	Dine Brands Global, Inc.(a)	1,256
3	Expedia Group, Inc.(a)	529
50	Hilton Worldwide Holdings, Inc.(a)	6,435
17	Jack in the Box, Inc.	2,051
168	MGM Resorts International	6,841
7	Royal Caribbean Cruises Ltd.(a)	609
19	Shake Shack, Inc., Class A(a)	2,066
73	Starbucks Corp.	8,358
54	Wendy’s Co. (The)	1,219
78	Yum China Holdings, Inc.	4,908
25	Yum! Brands, Inc.	2,988

		46,150

	Household Durables – 0.2%
45	KB Home	2,170
32	Meritage Homes Corp.(a)	3,404
5	Mohawk Industries, Inc.(a)	1,028

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
61	Taylor Morrison Home Corp.(a)	$1,904

		8,506

	Household Products – 0.3%
2	Clorox Co. (The)	365
71	Colgate-Palmolive Co.	5,730
41	Kimberly-Clark Corp.	5,466

		11,561

	Independent Power & Renewable Electricity Producers – 0.2%
34	AES Corp. (The)	946
40	Boralex, Inc., Class A	1,322
56	NextEra Energy Partners LP	4,175
23	Ormat Technologies, Inc.	1,665
34	Sunnova Energy International, Inc.(a)	1,201

		9,309

	Industrial Conglomerates – 0.2%
7	Carlisle Cos., Inc.	1,341
465	General Electric Co.	6,101
2	Honeywell International, Inc.	446

		7,888

	Insurance – 0.9%
11	Aflac, Inc.	591
13	Allstate Corp. (The)	1,648
140	American International Group, Inc.	6,783
23	Chubb Ltd.	3,947
25	First American Financial Corp.	1,612
9	Hanover Insurance Group, Inc. (The)	1,245
44	Hartford Financial Services Group, Inc. (The)	2,902
5	Lincoln National Corp.	321
15	Marsh & McLennan Cos., Inc.	2,035
90	MetLife, Inc.	5,727
21	Prudential Financial, Inc.	2,108
67	Reinsurance Group of America, Inc.	8,745
10	Travelers Cos., Inc. (The)	1,547

		39,211

	Interactive Media & Services – 1.5%
8	Alphabet, Inc., Class A(a)	18,828
9	Alphabet, Inc., Class C(a)	21,691
84	Facebook, Inc., Class A(a)	27,307

		67,826

	Internet & Direct Marketing Retail – 1.0%
55	Alibaba Group Holding Ltd., Sponsored ADR(a)	12,702
6	Amazon.com, Inc.(a)	20,805
182	eBay, Inc.	10,154
3	Etsy, Inc.(a)	596

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
193	Qurate Retail, Inc., Class A	$2,297

		46,554

	IT Services – 1.6%
19	Accenture PLC, Class A	5,509
35	Akamai Technologies, Inc.(a)	3,805
43	Automatic Data Processing, Inc.	8,041
17	Cognizant Technology Solutions Corp., Class A	1,367
184	DXC Technology Co.(a)	6,055
51	Fiserv, Inc.(a)	6,126
32	Gartner, Inc.(a)	6,268
26	MasterCard, Inc., Class A	9,934
9	Paychex, Inc.	877
4	VeriSign, Inc.(a)	875
82	Visa, Inc., Class A	19,152
7	WEX, Inc.(a)	1,436

		69,445

	Leisure Products – 0.0%
35	Callaway Golf Co.	1,013

	Life Sciences Tools & Services – 0.4%
7	Agilent Technologies, Inc.	935
5	Bio-Techne Corp.	2,137
18	Illumina, Inc.(a)	7,071
31	NeoGenomics, Inc.(a)	1,519
13	Repligen Corp.(a)	2,752
3	Thermo Fisher Scientific, Inc.	1,411
2	Waters Corp.(a)	600

		16,425

	Machinery – 1.2%
18	AGCO Corp.	2,626
50	Caterpillar, Inc.	11,405
10	Chart Industries, Inc.(a)	1,606
19	Cummins, Inc.	4,789
49	Deere & Co.	18,172
4	Illinois Tool Works, Inc.	922
25	ITT, Inc.	2,358
30	Kennametal, Inc.	1,205
20	Oshkosh Corp.	2,489
5	Parker-Hannifin Corp.	1,569
5	Proto Labs, Inc.(a)	560
25	Terex Corp.	1,175
22	Toro Co. (The)	2,521

		51,397

	Media – 0.7%
1	Cable One, Inc.	1,790
12	Charter Communications, Inc., Class A(a)	8,081
233	Comcast Corp., Class A	13,083

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
38	Discovery, Inc., Series A(a)	$1,431
9	Discovery, Inc., Series C(a)	291
25	Fox Corp., Class A	936
19	Interpublic Group of Cos., Inc. (The)	603
27	New York Times Co. (The), Class A	1,226
23	News Corp., Class A	602
29	Omnicom Group, Inc.	2,386

		30,429

	Metals & Mining – 0.2%
81	Cleveland-Cliffs, Inc.(a)	1,447
43	Commercial Metals Co.	1,256
4	Nucor Corp.	329
18	Reliance Steel & Aluminum Co.	2,886
12	Royal Gold, Inc.	1,342

		7,260

	Multi-Utilities – 0.1%
25	Consolidated Edison, Inc.	1,935
10	DTE Energy Co.	1,400
11	Sempra Energy	1,514
6	WEC Energy Group, Inc.	583

		5,432

	Multiline Retail – 0.1%
117	Macy’s, Inc.(a)	1,940
13	Target Corp.	2,694

		4,634

	Oil, Gas & Consumable Fuels – 0.7%
277	APA Corp.	5,540
54	ConocoPhillips	2,762
33	Devon Energy Corp.	772
50	Diamondback Energy, Inc.	4,086
118	EOG Resources, Inc.	8,690
44	EQT Corp.(a)	840
59	Kinder Morgan, Inc.	1,006
138	Marathon Oil Corp.	1,554
26	ONEOK, Inc.	1,361
137	Southwestern Energy Co.(a)	585
19	Valero Energy Corp.	1,405
23	World Fuel Services Corp.	711

		29,312

	Paper & Forest Products – 0.0%
33	Louisiana-Pacific Corp.	2,174

	Personal Products – 0.0%
1	Estee Lauder Cos., Inc. (The), Class A	314

	Pharmaceuticals – 0.7%
22	Bristol-Myers Squibb Co.	1,373

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
7	Eli Lilly & Co.	$1,279
10	Jazz Pharmaceuticals PLC(a)	1,644
75	Merck & Co., Inc.	5,588
87	Novartis AG, Sponsored ADR	7,416
32	Novo Nordisk A/S, Sponsored ADR	2,366
14	Perrigo Co. PLC	583
53	Pfizer, Inc.	2,049
152	Roche Holding AG, Sponsored ADR	6,188
3	Zoetis, Inc.	519

		29,005

	Professional Services – 0.1%
20	Exponent, Inc.	1,926
3	IHS Markit Ltd.	323
8	Insperity, Inc.	700
19	Korn Ferry	1,290
12	ManpowerGroup, Inc.	1,451
11	Nielsen Holdings PLC	282

		5,972

	Real Estate Management & Development – 0.1%
39	CBRE Group, Inc., Class A(a)	3,323
9	Jones Lang LaSalle, Inc.(a)	1,691

		5,014

	REITs - Apartments – 0.1%
36	American Campus Communities, Inc.	1,628
24	Camden Property Trust	2,891
10	Equity Residential	742

		5,261

	REITs - Diversified – 0.1%
13	American Tower Corp.	3,312
3	Crown Castle International Corp.	567
17	CyrusOne, Inc.	1,238
26	Weyerhaeuser Co.	1,008

		6,125

	REITs - Health Care – 0.0%
14	Ventas, Inc.	777
6	Welltower, Inc.	450

		1,227

	REITs - Hotels – 0.1%
43	Host Hotels & Resorts, Inc.(a)	781
109	Park Hotels & Resorts, Inc.(a)	2,432

		3,213

	REITs - Mortgage – 0.1%
59	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,092

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.2%
2	Boston Properties, Inc.	$219
56	Corporate Office Properties Trust	1,570
63	Douglas Emmett, Inc.	2,113
84	Easterly Government Properties, Inc.	1,800
28	Kilroy Realty Corp.	1,919

		7,621

	REITs - Shopping Centers – 0.1%
142	Brixmor Property Group, Inc.	3,172

	REITs - Storage – 0.0%
8	Iron Mountain, Inc.	321

	REITs - Warehouse/Industrials – 0.1%
24	ProLogis, Inc.	2,797

	Road & Rail – 0.2%
9	CSX Corp.	907
11	Norfolk Southern Corp.	3,072
15	Ryder System, Inc.	1,197
8	Union Pacific Corp.	1,777

		6,953

	Semiconductors & Semiconductor Equipment – 1.4%
16	Advanced Micro Devices, Inc.(a)	1,306
7	Analog Devices, Inc.	1,072
11	Applied Materials, Inc.	1,460
21	Cirrus Logic, Inc.(a)	1,563
39	Cree, Inc.(a)	3,877
14	Enphase Energy, Inc.(a)	1,949
50	First Solar, Inc.(a)	3,826
28	Ichor Holdings Ltd.(a)	1,562
58	Intel Corp.	3,337
2	Lam Research Corp.	1,241
9	Micron Technology, Inc.(a)	775
36	NVIDIA Corp.	21,614
2	NXP Semiconductors NV	385
61	QUALCOMM, Inc.	8,467
15	Silicon Laboratories, Inc.(a)	2,114
21	Texas Instruments, Inc.	3,791
8	Universal Display Corp.	1,789
3	Xilinx, Inc.	384

		60,512

	Software – 2.0%
10	Adobe, Inc.(a)	5,083
10	ANSYS, Inc.(a)	3,657
49	Autodesk, Inc.(a)	14,304
12	Blackbaud, Inc.(a)	853
16	Bottomline Technologies, Inc.(a)	777
4	Citrix Systems, Inc.	495
5	Fair Isaac Corp.(a)	2,607

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
64	Microsoft Corp.	$16,140
15	NortonLifeLock, Inc.	324
200	Oracle Corp.	15,158
10	Paylocity Holding Corp.(a)	1,932
14	PTC, Inc.(a)	1,833
11	Qualys, Inc.(a)	1,115
46	salesforce.com, Inc.(a)	10,595
17	SPS Commerce, Inc.(a)	1,742
47	Workday, Inc., Class A(a)	11,609

		88,224

	Specialty Retail – 0.5%
37	American Eagle Outfitters, Inc.	1,279
13	Asbury Automotive Group, Inc.(a)	2,582
1	AutoZone, Inc.(a)	1,464
11	Best Buy Co., Inc.	1,279
6	Five Below, Inc.(a)	1,207
4	GameStop Corp., Class A(a)	694
22	Gap, Inc. (The)	728
22	Home Depot, Inc. (The)	7,121
8	Lithia Motors, Inc., Class A	3,075
4	Lowe’s Cos., Inc.	785
10	Monro, Inc.	706
8	TJX Cos., Inc. (The)	568
2	Ulta Beauty, Inc.(a)	659
13	Williams-Sonoma, Inc.	2,220

		24,367

	Technology Hardware, Storage & Peripherals – 0.4%
371	Hewlett Packard Enterprise Co.	5,944
220	HP, Inc.	7,504
35	NCR Corp.(a)	1,601
7	Seagate Technology PLC	650

		15,699

	Textiles, Apparel & Luxury Goods – 0.3%
8	Deckers Outdoor Corp.(a)	2,706
268	Under Armour, Inc., Class A(a)	6,515
25	VF Corp.	2,191
30	Wolverine World Wide, Inc.	1,252

		12,664

	Thrifts & Mortgage Finance – 0.1%
46	Mr. Cooper Group, Inc.(a)	1,586
122	New York Community Bancorp, Inc.	1,459

		3,045

	Trading Companies & Distributors – 0.0%
10	GATX Corp.	977

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.1%
13	American Water Works Co., Inc.	$2,028
87	Essential Utilities, Inc.	4,100

		6,128

	Wireless Telecommunication Services – 0.1%
23	Shenandoah Telecommunications Co.	1,087
23	T-Mobile US, Inc.(a)	3,039

		4,126

	Total Common Stocks (Identified Cost $1,022,902)	1,288,154

Principal Amount
Bonds and Notes – 21.4%
	Automotive – 0.4%
$ 9,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	10,066
2,000	Lear Corp., 4.250%, 5/15/2029	2,231
6,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	6,096

		18,393

	Banking – 3.6%
9,000	American Express Co., 3.700%, 8/03/2023	9,648
9,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	9,179
8,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	8,044
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,704
5,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	5,383
9,000	Citigroup, Inc., 4.600%, 3/09/2026	10,287
5,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	5,138
4,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	4,003
9,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	9,870
9,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	9,609
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	10,261
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	4,376
5,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	5,765
9,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	9,578

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	$4,235
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	5,353
6,000	State Street Corp., 2.400%, 1/24/2030	6,146
10,000	Truist Bank, 3.200%, 4/01/2024	10,739
10,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	10,737
10,000	Westpac Banking Corp., 2.350%, 2/19/2025	10,519

		157,574

	Brokerage – 0.4%
9,000	BlackRock, Inc., 2.400%, 4/30/2030	9,273
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	9,389

		18,662

	Cable Satellite – 0.2%
9,000	Comcast Corp., 3.000%, 2/01/2024	9,615

	Chemicals – 0.1%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,476

	Construction Machinery – 0.4%
11,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	11,077
6,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	6,097

		17,174

	Consumer Cyclical Services – 0.3%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	3,460
9,000	eBay, Inc., 3.800%, 3/09/2022	9,233

		12,693

	Diversified Manufacturing – 0.1%
2,000	General Electric Co., 4.500%, 3/11/2044	2,275

	Electric – 1.2%
9,000	Duke Energy Corp., 3.750%, 4/15/2024	9,737
11,000	Entergy Corp., 0.900%, 9/15/2025	10,805
4,000	Exelon Corp., 4.050%, 4/15/2030	4,495

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$ 11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	$10,879
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,225
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,134
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,755

		51,030

	Finance Companies – 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	6,269

	Financial Other – 0.2%
8,000	ORIX Corp., 2.900%, 7/18/2022	8,233

	Food & Beverage – 0.7%
10,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	10,044
9,000	General Mills, Inc., 4.000%, 4/17/2025	9,970
9,000	Mondelez International, Inc., 2.750%, 4/13/2030	9,294

		29,308

	Government Owned - No Guarantee – 0.5%
15,000	Federal National Mortgage Association, 6.625%, 11/15/2030	21,436

	Health Insurance – 0.4%
8,000	Anthem, Inc., 4.101%, 3/01/2028	9,031
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,150

		17,181

	Healthcare – 0.6%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,135
4,000	CVS Health Corp., 4.300%, 3/25/2028	4,551
6,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	6,273
7,000	McKesson Corp., 3.950%, 2/16/2028	7,895
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,199

		26,053

	Independent Energy – 0.2%
8,000	EQT Corp., 3.000%, 10/01/2022	8,145

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Integrated Energy – 0.6%
$ 9,000	BP Capital Markets PLC, 3.814%, 2/10/2024	$9,807
9,000	Exxon Mobil Corp., 2.992%, 3/19/2025	9,690
6,000	Shell International Finance BV, 6.375%, 12/15/2038	8,666

		28,163

	Life Insurance – 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,479
3,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	3,245

		5,724

	Media Entertainment – 0.1%
5,000	ViacomCBS, Inc., 4.750%, 5/15/2025	5,666

	Midstream – 0.2%
9,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	9,730

	Mortgage Related – 2.8%
43,940	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	45,629
46,389	FNMA, 3.000%, with various maturities from 2034 to 2050(b)	48,660
18,901	FNMA, 3.500%, with various maturities in 2049(b)	20,078
4,595	FNMA, 4.000%, 3/01/2050	4,934
5,103	FNMA, 4.500%, with various maturities in 2049(b)	5,565

		124,866

	Natural Gas – 0.2%
11,000	NiSource, Inc., 0.950%, 8/15/2025	10,871

	Pharmaceuticals – 0.8%
9,000	AbbVie, Inc., 3.600%, 5/14/2025	9,839
9,000	Amgen, Inc., 2.650%, 5/11/2022	9,198
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,890
10,000	Johnson & Johnson, 1.300%, 9/01/2030	9,466
3,000	Viatris, Inc., 3.850%, 6/22/2040, 144A	3,055

		35,448

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Property & Casualty Insurance – 0.3%
$9,000	American International Group, Inc., 3.400%, 6/30/2030	$9,618
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	3,171

		12,789

	Railroads – 0.2%
8,000	CSX Corp., 2.600%, 11/01/2026	8,491

	REITs - Office Property – 0.1%
5,000	Boston Properties LP, 2.750%, 10/01/2026	5,315

	REITs - Retail – 0.1%
3,000	Spirit Realty LP, 2.700%, 2/15/2032	2,910
3,000	VEREIT Operating Partnership LP, 3.400%, 1/15/2028	3,245

		6,155

	Restaurants – 0.2%
8,000	Starbucks Corp., 2.250%, 3/12/2030	7,931

	Technology – 1.6%
9,000	Apple, Inc., 2.500%, 2/09/2025	9,583
6,000	Broadcom, Inc., 4.110%, 9/15/2028	6,627
4,000	HP, Inc., 3.000%, 6/17/2027	4,279
6,000	Intel Corp., 2.450%, 11/15/2029	6,181
8,000	International Business Machines Corp., 4.000%, 6/20/2042	9,114
6,000	NVIDIA Corp., 2.850%, 4/01/2030	6,364
9,000	Oracle Corp., 2.950%, 5/15/2025	9,612
10,000	QUALCOMM, Inc., 1.650%, 5/20/2032	9,336
8,000	VMware, Inc., 2.950%, 8/21/2022	8,240

		69,336

	Treasuries – 4.1%
9,000	U.S. Treasury Bond, 2.500%, 5/15/2046	9,379
23,000	U.S. Treasury Bond, 2.875%, 11/15/2046	25,669
23,000	U.S. Treasury Bond, 3.000%, 5/15/2045	26,183

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 12,000	U.S. Treasury Bond, 3.000%, 2/15/2048	$13,743
20,000	U.S. Treasury Bond, 3.000%, 2/15/2049	22,984
3,000	U.S. Treasury Bond, 4.500%, 2/15/2036	4,016
37,000	U.S. Treasury Note, 0.375%, 11/30/2025	36,364
19,000	U.S. Treasury Note, 1.250%, 3/31/2028	18,944
23,000	U.S. Treasury Note, 2.125%, 12/31/2022	23,760

		181,042

	Utility Other – 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,588

	Wireless – 0.2%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,427

	Wirelines – 0.3%
3,000	AT&T, Inc., 3.650%, 6/01/2051	2,885
3,000	AT&T, Inc., 5.250%, 3/01/2037	3,652
8,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.298%, 5/15/2025(c)	8,194

		14,731

	Total Bonds and Notes (Identified Cost $954,051)	946,790

Shares
Exchange-Traded Funds – 3.9%
2,239	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $146,653)	174,843

Affiliated Mutual Funds – 45.0%
49,966	Loomis Sayles Inflation Protected Securities Fund, Class N	595,098
45,583	Loomis Sayles Limited Term Government and Agency Fund, Class N	523,292
45,103	Mirova Global Green Bond Fund, Class N	474,033
12,268	Mirova International Sustainable Equity Fund, Class N	176,047
2,292	WCM Focused Emerging Markets Fund, Institutional Class	45,984
6,713	WCM Focused International Growth Fund, Institutional Class	175,749

	Total Affiliated Mutual Funds (Identified Cost $1,924,904)	1,990,203

Principal Amount	Description	Value (†)
Short-Term Investments – 1.5%
$ 64,581	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2021 at 0.000% to be repurchased at $64,581 on 5/03/2021 collateralized by $66,300 U.S. Treasury Note, 0.125% due 4/30/2023 valued at $66,243 including accrued interest(d) (Identified Cost $64,581)	$64,581

	Total Investments – 100.9% (Identified Cost $4,113,091)	4,464,571
	Other assets less liabilities – (0.9)%	(39,120)

	Net Assets – 100.0%	$4,425,451

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	Variable rate security. Rate as of April 30, 2021 is disclosed.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the value of Rule 144A holdings amounted to $7,431 or 0.2% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$543,559	$271,270	$214,852	$23,106	$(27,985)	$595,098	$2,470
Loomis Sayles Limited Term Government and Agency Fund, Class N	478,029	230,236	181,794	1,936	(5,115)	523,292	1,343
Mirova Global Green Bond Fund, Class N	436,726	211,891	163,062	4,291	(15,813)	474,033	2,555
Mirova International Sustainable Equity Fund, Class N	175,572	59,860	68,336	20,902	(11,951)	176,047	1,895
WCM Focused Emerging Markets Fund, Institutional Class	44,507	16,992	14,850	2,057	(2,722)	45,984	—
WCM Focused International Growth Fund, Institutional Class	175,029	54,154	62,425	8,772	219	175,749	—

	$1,853,422	$844,403	$705,319	$61,064	$(63,367)	$1,990,203	$8,263

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,288,154	$—	$—	$1,288,154
Bonds and Notes*	—	946,790	—	946,790
Exchange-Traded Funds	174,843	—	—	174,843
Affiliated Mutual Funds	1,990,203	—	—	1,990,203
Short-Term Investments	—	64,581	—	64,581

Total	$3,453,200	$1,011,371	$—	$4,464,571

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2021 (Unaudited)

Fixed Income	57.4%
Equity	42.0
Short-Term Investments	1.5

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%